Acquisition (Details) - USD ($)		12 Months Ended
	Apr. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisition [Line Items]
Purchase considerations		$ 3,978,000
Issued earnout shares into escrow (in Shares)	936,000
Revenue		3,370,789	$ 1,940,436	$ 13,969
Net loss		(12,644,383)	(8,658,758)	(6,532,735)
Goodwill impairment		$ 7,982,271
Percentage of estimated		18.23%
Escrow Earnout Shares [Member]
Acquisition [Line Items]
Issued earnout shares into escrow (in Shares)		936,000
ReTo [Member]
Acquisition [Line Items]
Percentage of equity interest	51.00%
Cash consideration	$ 3,978,000
Issuance of escrow earnout share (in Shares)	936,000
Certain performance conditions term	3 years
Purchase considerations		$ 3,978,000
Fair value of earnout liability acquisition
MeinMalze Bier Holdings Limited (“MMB”) [Member]
Acquisition [Line Items]
Revenue		104,434
Net loss		$ (558,132)